EFMT 2026-NQM12 ABS-15G

Exhibit 99.02 - Schedule 1

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2179458		Property Type	Single Family Detached	Single Family Attached	XXX updated as per appraisal
2179458		Total Qualified Assets for Reserves Post-Close	XXX	XXX	Total Qualified Assets met
2179473		Property Type	Single Family Detached	Single Family Attached	According to the appraisal this is a detached property
2211684		Originator Doc Type	XXX	XXX	XXX per loan approval.
2211684		Qualifying Housing Debt Income Ratio	XXX	XXX	XXX% housing DTI rounding variance compared to XXX% housing DTI on XXX